CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
REVENUES:
Investment Income from life insurance policies held using investment method	$ 500,000		$ 8,392,334		$ 17,980,987		$ 37,828,829
Change in fair value of life insurance policies (policies held using fair value method)	19,296,999		1,578,184		43,214,390		5,413,751
Total active management revenue	19,796,999		9,970,518		61,195,377		43,242,580
Total revenues	21,487,184		10,273,389		66,401,451		44,713,552
COST OF REVENUES (excluding depreciation and amortization stated below):
Total cost of revenue	2,720,897		489,550		6,490,377		5,884,669
Gross Profit	18,766,287		9,783,839		59,911,074		38,828,883
OPERATING EXPENSES:
Sales and marketing	1,929,944		729,004		4,905,747		2,596,140
General and administrative (including stock-based compensation)	11,353,499		696,892		26,482,571		1,426,865
Loss on change in fair value of debt	2,712,627		953,433		2,356,058		90,719
Unrealized loss (gain) on investments	(1,164,966)		(125,220)		(1,369,112)		1,045,623
Depreciation and amortization expense	1,682,054		1,043		3,409,928		4,282
Total operating expenses	16,513,158		2,255,152		35,785,192		5,163,629
Operating Income	2,253,129		7,528,687		24,125,882		33,665,254
OTHER INCOME (EXPENSE):
Loss on change in fair value of warrant liability					(4,204,360)		0
Interest (expense)	(3,670,445)		(357,383)		(9,866,821)		(42,798)
Interest income	421,426		7,457		594,764		1,474
Other income (expense)	(53,028)		(210,432)		(146,443)		(347,013)
Total other income (expense)	(2,355,087)		(560,358)		(13,622,860)		(388,337)
Net income before provision for income taxes	(101,958)		6,968,329		10,503,022		33,276,917
Income tax provision	1,173,513		(656,467)		1,468,535		889,943
NET INCOME	(1,275,471)		7,624,796		9,034,487		32,386,974
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTEREST	73,274		(460,707)		(482,139)		704,699
NET INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (1,348,745)		$ 8,085,503		$ 9,516,626		$ 31,682,275
EARNINGS PER SHARE:
Earnings per share - basic (in dollars per share)	$ (0.02)		$ 0.16		$ 0.17		$ 0.63
Earnings per share - diluted (in dollars per share)	$ (0.02)		$ 0.16		$ 0.16		$ 0.63
Weighted-average stock outstanding - basic (in shares)	63,027,246	[1]	50,369,350	[1]	56,951,414	[2]	50,369,350	[2]
Weighted-average stock outstanding - diluted (in shares)	63,027,246	[1]	50,369,350	[1]	57,767,898	[2]	50,369,350	[2]
NET INCOME	$ (1,275,471)		$ 7,624,796		$ 9,034,487		$ 32,386,974
Other comprehensive income, net of tax:
Change in fair value of debt (risk adjusted)	7,436		(112,313)		(1,248,330)		1,395,830
Comprehensive income before non-controlling interests	(1,268,035)		7,512,483		7,786,157		33,782,804
Net and comprehensive income (loss) attributable to non-controlling interests	68,760		(487,638)		(800,311)		1,047,693
COMPREHENSIVE INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	(1,336,795)		8,000,121		8,586,468		32,735,111
Portfolio services revenue
REVENUES:
Revenue	217,935		302,871		1,002,174		1,470,972
Originations revenue
REVENUES:
Revenue	1,472,250		0		4,203,900		0
Related Party
COST OF REVENUES (excluding depreciation and amortization stated below):
Total cost of revenue	685		0		99,456		0
Related Party | Portfolio services revenue
REVENUES:
Revenue	185,185		213,447		778,678		818,300
Related Party | Originations revenue
REVENUES:
Revenue					494,972		0
Nonrelated Party
COST OF REVENUES (excluding depreciation and amortization stated below):
Total cost of revenue	2,720,212		489,550		6,390,921		5,884,669
Nonrelated Party | Portfolio services revenue
REVENUES:
Revenue	$ 32,750		$ 89,424		223,496		652,672
Nonrelated Party | Originations revenue
REVENUES:
Revenue					$ 3,708,928		$ 0

[1]	The 2023 number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.
[2]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.